Taxes (Component of Income Tax Provision) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
U.S. federal
Current	$ 1,134	$ 1,694	[1]	$ 1,556	[1]
Deferred	105	(708)	[1]	415	[1]
Total	1,239	986	[1]	1,971	[1]
U.S. state and local
Current	541	277	[1]	168	[1]
Deferred	(105)	(330)	[1]	291	[1]
Total	436	(53)	[1]	459	[1]
Non-U.S.
Current	2,825	3,067	[1]	3,006	[1]
Deferred	(266)	(637)	[1]	105	[1]
Total	2,559	2,430	[1]	3,111	[1]
Total continuing operations provision for income taxes	4,234	3,363	[1]	5,541	[1]
Discontinued operation provision for income taxes	(1,617)	(322)	[1]	(243)	[1]
Provision for social security, real estate, personal property and other taxes	4,068	4,198	[1]	4,331	[1]
Total taxes included in net income	$ 6,685	$ 7,238	[1]	$ 9,629	[1]

[1]	Reclassifed to reflect discontinued operation presentation.